Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Fair value at December 31, 2020
Release due to extinguishment of convertible notes
Release due to warrant exercise
Initial recognition upon merger consummation	6,017
Change in fair value during the period	(5,877)
Fair value at December 31, 2021	140
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Fair value at December 31, 2020
Release due to extinguishment of convertible notes
Release due to warrant exercise
Initial recognition upon merger consummation	11,875
Change in fair value during the period	(4,519)
Fair value at December 31, 2021	7,356
Contingent Earn-out Shares Liability [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Fair value at December 31, 2020
Release due to extinguishment of convertible notes
Release due to warrant exercise
Initial recognition upon merger consummation	101,744
Change in fair value during the period	(72,504)
Fair value at December 31, 2021	29,240
Derivative Liability on Convertible Notes [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Fair value at December 31, 2020	6,394
Release due to extinguishment of convertible notes	(6,394)
Release due to warrant exercise
Initial recognition upon merger consummation
Change in fair value during the period
Fair value at December 31, 2021
Legacy Xos Preferred Stock Warrant [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Fair value at December 31, 2020	1,707
Release due to extinguishment of convertible notes
Release due to warrant exercise	(3,136)
Initial recognition upon merger consummation
Change in fair value during the period	1,429
Fair value at December 31, 2021